ETF2 P2 02/18

SUPPLEMENT DATED febuary 28, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017 OF

Franklin LIBERTY U.S. LOW VOLATILITY ETF

FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

(each a series of Franklin Templeton ETF Trust)

Effective February 28, 2018, the number of shares per creation unit for each of the Franklin Liberty U.S. Low Volatility ETF and the Franklin Liberty Investment Grade Corporate ETF (each a “Fund” and together, the “Funds”) will change from 100,000 to 50,000. All references in the Prospectus to the size of each Fund’s creation units are hereby changed from 100,000 shares to 50,000 shares.

Please keep this supplement with your Prospectus for future reference.

ETF2 SA1 02/18

SUPPLEMENT DATED febuary 28, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2017 OF

Franklin LIBERTY U.S. LOW VOLATILITY ETF

FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

(each a series of Franklin Templeton ETF Trust)

Effective February 28, 2018, the number of shares per creation unit for each of the Franklin Liberty U.S. Low Volatility ETF and the Franklin Liberty Investment Grade Corporate ETF (each a “Fund” and together, the “Funds”) will change from 100,000 to 50,000. All references in the Statement of Additional Information to the size of each Fund’s creation units are hereby changed from 100,000 shares to 50,000 shares.

Please keep this supplement with your Statement of Additional Information for future reference.